STOCKHOLDERS' EQUITY (DEFICIT) - Warrants (Details)			1 Months Ended	12 Months Ended
	Jan. 28, 2020 USD ($) shares	Nov. 20, 2018 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) shares	Mar. 31, 2019 $ / shares	Nov. 24, 2017 $ / shares	Sep. 30, 2016 USD ($) item $ / shares shares
Equity
Proceeds from warrant exercises to purchase common stock | $					$ 10,546,000
Fair value of modification of warrants | $				$ 308,000	$ 874,000
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, shares issued			0	0	0
Number of common stock exchanged underlying warrants			2,300,000
Common stock exchanged			850,000
Common stock liability | $			$ 383,000	$ 383,000
Private placement
Equity
Share price (in dollars per share) | $ / shares						$ 0.09
Warrant
Equity
Warrants outstanding			7,171,703	7,171,703
Warrant | Series B Warrants
Equity
Warrants exercise price (in dollars per share) | $ / shares		$ 6.25					$ 3.50
Issuance of common stock due to exercise of warrants (in shares)		1,066,670
Warrant | New Warrants
Equity
Warrants exercise price (in dollars per share) | $ / shares		$ 4.10
Warrants expiry after number of months from issuance		30 months
Warrants exercisable period after anniversary of issuance (in months)		6 months
Warrant | New Warrants | Maximum
Equity
Number of shares of common stock subject to warrant (in shares)		1,066,670
Warrants related to June 2015 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 68.75	$ 68.75
Warrants outstanding			4,363	4,363
Warrants related to April 2016 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 30.00	$ 30.00
Warrants outstanding			70,581	70,581
Warrants related to September 2016 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 18.75	$ 18.75				$ 18.75
Warrant liability | $			$ 0	$ 0				$ 566,000
Number of shares of common stock subject to warrant (in shares)								51,466
Warrants outstanding			51,466	51,466
Warrants related to September 2016 financing | Warrant | Risk-free interest rate
Equity
Warrants, measurement input | item								0.011
Warrants related to September 2016 financing | Warrant | Contractual term
Equity
Warrants, contractual term								5 years
Warrants related to September 2016 financing | Warrant | Expected volatility
Equity
Warrants, measurement input | item								0.958
Warrants related to September 2016 financing | Warrant | Dividend rate
Equity
Warrants, measurement input | item								0.00
Warrants related to November 2016 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 8.75	$ 8.75
Warrants outstanding			1,216,230	1,216,230
Warrants related to November 2016 financing, tranche two | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 10.938	$ 10.938
Warrants outstanding			35,818	35,818
Warrants related to November 2016 financing, tranche three | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 8.25	$ 8.25
Warrants outstanding			7,926	7,926
Warrants related to April 2017 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 22.50	$ 22.50
Warrants outstanding			32,053	32,053
Warrants related to October 2017 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 7.50	$ 7.50
Warrants outstanding			153,848	153,848
Warrants related to November 2017 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 5.00	$ 5.00
Warrants outstanding			2,277,412	2,277,412
Warrants related to November 2017 financing, tranche two | Warrant
Equity
Fair value of modification of warrants | $		$ 874,000
Warrants related to November 2017 financing, tranche two | Warrant | Risk-free interest rate
Equity
Warrants, measurement input		2.51
Warrants related to November 2017 financing, tranche two | Warrant | Contractual term
Equity
Warrants, contractual term		6 months
Warrants related to November 2017 financing, tranche two | Warrant | Expected volatility
Equity
Warrants, measurement input		78.4
Warrants related to November 2017 financing, tranche two | Warrant | Dividend rate
Equity
Warrants, measurement input		0
Warrants related To November 2018 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 4.10	$ 4.10
Warrants outstanding			1,066,670	1,066,670
Warrants Related To January 2020 Financing | Warrant
Equity
Number of common stock exchanged underlying warrants	2,300,000
Common stock exchanged	850,000
Change in common stock liability | $	$ 280,000
Common stock liability | $			$ 383,000	$ 383,000
Warrants Related To January 2020 Financing | Warrant | Risk-free interest rate
Equity
Warrants, measurement input	1.47
Warrants Related To January 2020 Financing | Warrant | Expected volatility | Average
Equity
Warrants, measurement input	106
Warrants Related To January 2020 Financing | Warrant | Dividend rate
Equity
Warrants, measurement input	0
Warrants Related To January 2020 Financing | Warrant | Other income and expense
Equity
Incremental value of warrant liability | $	$ 308,000
Warrants related to notes payable | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Warrants outstanding			2,255,336	2,255,336